Note 1 - Basis of Presentation and General Information	12 Months Ended
Dec. 31, 2021
Notes to Financial Statements
Business Description and Basis of Presentation [Text Block]
1.	Basis of Presentation and General Information

Euroseas Ltd. (the “Company” or “Euroseas”) was formed on May 5, 2005 under the laws of the Republic of the Marshall Islands to consolidate the beneficial owners of certain ship-owning companies. On June 28, 2005, the beneficial owners exchanged all their shares in the ship-owning companies for shares in Friends Investment Company Inc., a newly formed Marshall Islands company. On June 29, 2005, Friends Investment Company Inc. then exchanged all the shares in the ship-owning companies for shares in Euroseas Ltd., thus becoming the sole shareholder of Euroseas Ltd. at that time. In January 2007, the Company pursued a public offering and its common shares started trading on the Nasdaq Capital Market under the ticker symbol “ESEA” on January 31, 2007.

The operations of the vessels are managed by Eurobulk Ltd. (“Eurobulk” or “Management Company” or “Manager”), a corporation controlled by members of the Pittas family. Eurobulk has an office in Greece located at 4 Messogiou & Evropis Street, Maroussi, Greece. The Manager provides the Company with a wide range of shipping services such as technical support and maintenance, insurance consulting, chartering, financial and accounting services and executive management services, in consideration for fixed and variable fees (see Note 8).

The Pittas family is the controlling shareholder of Friends Investment Company Inc., Containers Shareholders Trinity Ltd., Eurobulk Marine Holdings Inc. and Family United Navigation Co., which, in turn, collectively own 54.7% of the Company’s shares as of December 31, 2021.

On March 11, 2020, the World Health Organization declared the 2019 Novel Coronavirus (the “COVID-19”) outbreak a pandemic. In response to the outbreak, many countries, ports and organizations, including those where the Company conducts a large part of its operations, implemented measures to combat the outbreak, such as social distancing, travel restrictions, border closures, limitations on public gatherings, working from home, supply chain logistical changes and closure of non-essential businesses. Such measures have and will likely continue to cause severe trade disruptions, significant reduction in global economic activity and extreme volatility in the global financial markets. Although to date there has not been any significant effect on the Company’s operating activities due to COVID-19, other than the decrease in market rates during 2020, which have recovered since the final quarter of 2020 and continuing into 2021 and 2022, and increased crew cost, there continues to be a high level of uncertainty relating to how the pandemic will evolve, including the new Omicron variant of COVID-19, which appears to be the most transmissible variant to date, the availability of vaccines and their global deployment, the development of effective treatments, the imposition of effective public safety and other protective measures and the public's and government's responses to such measures. Accordingly, an estimate of the future impact of COVID-19 on the Company’s operational and financial performance cannot be made at this time, as it may take some time to materialize and may not be fully reflected in the results for 2020 and 2021.

The Company effected an 8-for-1 reverse stock split of its issued and outstanding common shares, effective at the close of trading on December 18, 2019 (Note 18).  All share and per share amounts disclosed in the consolidated financial statements give effect to this reverse stock split retroactively, for all periods presented.

The Company is engaged in the ocean transportation of containers through ownership and operation of container carrier ship-owning companies. Details of the Company’s wholly owned subsidiaries are set out below:

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Allendale Investment S.A., incorporated in Panama on January 22, 2002, owner of the Panama flag 18,154 deadweight tons (“DWT”) / 1,169 twenty-foot equivalent (“TEU” – a measure of carrying capacity in containers) container carrier M/V “Kuo Hsiung”, which was built in 1993 and acquired on May 13, 2002. The vessel was sold on July 30, 2020.

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Alterwall Business Inc., incorporated in Panama on January 15, 2001, owner of the Panama flag 18,253 DWT / 1,169 TEU container carrier M/V “Ninos” (previously named M/V “Quingdao I”) which was built in 1990 and acquired on February 16, 2001. The vessel was sold on September 30, 2020.

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Manolis Shipping Ltd., incorporated in the Republic of Marshall Islands on March 16, 2007, owner of the Marshall Islands flag 20,346 DWT / 1,452 TEU container carrier M/V “Manolis P”, which was built in 1995 and acquired on April 12, 2007. The vessel was sold on July 2, 2020.

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Noumea Shipping Ltd, incorporated in the Republic of Marshall Islands on May 14, 2008, owner of the Marshall Islands flag 34,677 DWT / 2,556 TEU container carrier M/V “Evridiki G” (previously named “Maersk Noumea”), which was built in 2001 and acquired on May 22, 2008.

●	Joanna Maritime Ltd., incorporated in Liberia on June 10, 2013, owner of the Liberian flag 22,301 DWT / 1,732 TEU container carrier M/V “Joanna”, which was built in 1999 and acquired on July 4, 2013.

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Jonathan John Shipping Ltd., incorporated in the Republic of the Marshall Islands on August 19, 2016, owner of the Panamanian flag 18,581 DWT / 1,439 TEU container carrier M/V “Aegean Express”, which was built in 1997 and acquired on September 29, 2016.

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Gregos Shipping Ltd., incorporated in the Republic of Liberia on May 25, 2017, owner of the Liberian flag 35,600 DWT / 2,788 TEU container carrier M/V “EM Astoria”, which was built in 2004 and acquired on June 20, 2017.

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Athens Shipping Ltd., incorporated in the Republic of the Marshall Islands on September 18, 2017, owner of the Marshall Islands flag 32,350 DWT / 2,506 TEU container carrier M/V “EM Athens”, which was built in 2000 and acquired on September 29, 2017. The vessel was sold on November 9, 2020.

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Corfu Navigation Ltd., incorporated in the Republic of the Marshall Islands on September 18, 2017, owner of the Marshall Islands flag 34,654 DWT / 2,556 TEU container carrier M/V “EM Corfu”, which was built in 2001 and acquired on October 29, 2017.

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Oinousses Navigation Ltd., incorporated in the Republic of the Marshall Islands on September 18, 2017, owner of the Marshall Islands flag 32,350 DWT / 2,506 TEU container carrier M/V “EM Oinousses”, which was built in 2000 and acquired on October 23, 2017. The vessel was sold on July 17, 2020.

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Bridge Shipping Ltd., incorporated in the Republic of the Marshall Islands on September 18, 2017, owner of the Marshall Islands flag 71,366 DWT / 5,610 TEU container carrier M/V “Akinada Bridge”, which was built in 2001 and acquired on December 21, 2017.

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Diamantis Shipowners Ltd., incorporated in the Republic of Liberia on June 3, 2019, owner of the Liberian flag 30,360 DWT / 2,008 TEU container carrier M/V “Diamantis P”, which was built in 1998 and acquired on August 2, 2019.

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Hydra Shipowners Ltd., incorporated in the Republic of Liberia on June 3, 2019, owner of the Liberian flag 23,351 DWT / 1,740 TEU container carrier M/V “EM Hydra”, which was built in 2005 and acquired on August 2, 2019.

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Spetses Shipowners Ltd., incorporated in the Republic of Liberia on June 3, 2019, owner of the Liberian flag 23,224 DWT / 1,740 TEU container carrier M/V “EM Spetses”, which was built in 2007 and acquired on August 7, 2019.

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Kea Shipowners Ltd., incorporated in the Republic of Liberia on June 3, 2019, owner of the Liberian flag 42,165 DWT / 3,100 TEU container carrier M/V “EM Kea”, which was built in 2007 and acquired on August 7, 2019.

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Antwerp Shipping Ltd., incorporated in the Republic of the Marshall Islands on November 1, 2019, owner of the Marshall Islands flag 50,726 DWT / 4,253 TEU container carrier M/V “Synergy Antwerp”, which was built in 2008 and acquired on November 19, 2019.

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Keelung Shipping Ltd., incorporated in the Republic of the Marshall Islands on November 1, 2019, owner of the Cypriot flag 50,969 DWT / 4,253 TEU container carrier M/V “Synergy Keelung”, which was built in 2009 and acquired on November 18, 2019.

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Oakland Shipping Ltd., incorporated in the Republic of the Marshall Islands on November 1, 2019, owner of the Cypriot flag 50,787 DWT / 4,253 TEU container carrier M/V “Synergy Oakland”, which was built in 2009 and acquired on November 19, 2019.

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Busan Shipping Ltd., incorporated in the Republic of the Marshall Islands on November 1, 2019, owner of the Marshall Islands flag 50,726 DWT / 4,253 TEU container carrier M/V “Synergy Busan”, which was built in 2009 and acquired on November 21, 2019.

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Jonathan Shipowners Ltd., incorporated in the Republic of Liberia on August 25, 2021, owner of the Liberian flag 23,357 DWT / 1,740 TEU container carrier M/V “Jonathan P”, which was built in 2006 and acquired on October 18, 2021.

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Marcos Shipping Ltd., incorporated in the Republic of the Marshall Islands on September 27, 2021, owner of the Panamanian flag 72,968 DWT / 6,350 TEU container carrier M/V “Marcos V”, which was built in 2005 and acquired on December 14, 2021.

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Gregos Maritime Ltd., incorporated in the Republic of the Marshall Islands on December 14, 2020, entered on June 29, 2021, into a shipbuilding contract with Hyundai Mipo Dockyard Co., Ltd. for the construction of a 2,800 TEU container carrier (Hull No. 4201). The vessel is expected to be delivered in the first quarter of 2023.

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Terataki Shipping Ltd., incorporated in the Republic of the Marshall Islands on June 25, 2021, entered on June 29, 2021, into a shipbuilding contract with Hyundai Mipo Dockyard Co., Ltd. for the construction of a 2,800 TEU container carrier (Hull No. 4202). The vessel is expected to be delivered in the second quarter of 2023.

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Tender Soul Shipping Ltd., incorporated in the Republic of the Marshall Islands on January 27, 2022, entered on January 28, 2022, into a shipbuilding contract with Hyundai Mipo Dockyard Co., Ltd. for the construction of a 2,800 TEU container carrier (Hull No. 4236). The vessel is expected to be delivered in the fourth quarter of 2023.

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Leonidas Shipping Ltd., incorporated in the Republic of the Marshall Islands on January 27, 2022, entered on January 28, 2022, into a shipbuilding contract with Hyundai Mipo Dockyard Co., Ltd. for the construction of a 2,800 TEU container carrier (Hull No. 4237). The vessel is expected to be delivered in the first quarter of 2024.

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Monica Shipowners Ltd., incorporated in the Republic Liberia on March 15, 2022, entered on March 18, 2022, into a shipbuilding contract with Hyundai Mipo Dockyard Co., Ltd. for the construction of a 1,800 TEU container carrier (Hull No. 4248). The vessel is expected to be delivered in the first quarter of 2024.

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Stephania Shipping Ltd., incorporated in the Republic of Liberia on March 15, 2022, entered on March 18, 2022, into a shipbuilding contract with Hyundai Mipo Dockyard Co., Ltd. for the construction of a 1,800 TEU container carrier (Hull No. 4249). The vessel is expected to be delivered in the second quarter of 2024.

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Pepi Shipping Ltd., incorporated in the Republic of Liberia on March 15, 2022, entered on March 18, 2022, into a shipbuilding contract with Hyundai Mipo Dockyard Co., Ltd. for the construction of a 1,800 TEU container carrier (Hull No. 4250). The vessel is expected to be delivered in the second quarter of 2024.

During the years ended December 31, 2019, 2020 and 2021, the following charterers individually accounted for more than 10% of the Company’s revenues as follows:

	Year ended December 31,
Charterer	2019	2020	2021
CMA CGM, Marseille	24%	17%	24%
Maersk Line A/S	11%	19%	21%
Vasi Shipping Pte. Ltd., Singapore	-	-	15%
MSC Geneva	15%	18%	-
New Golden Sea Shipping Pte. Ltd., Singapore	21%	10%	-
Hapag-Lloyd AG, Hamburg	16%	-	-